Income taxes (Income Before Taxes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income taxes [Abstract]
PRC	$ 112,781,760	$ 246,985,362	$ 247,420,740
Non PRC	(33,727,777)	(36,969,248)	(15,138,254)
Income from operations before income taxes	$ 79,053,983	$ 210,016,114	$ 232,282,486